Financial Instruments and Financial Risk Management - Quantitative Information About The Significant Unobservable Inputs Used In The Fair Value Measurement Of Level 3 (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 CAD ($) $ / dekatherm $ / MWh
Gas purchase | Discounted Cash Flow
Fair Value Measurement Inputs and Valuation Techniques
Fair Value, Net Asset (Liability) | $	$ (222)
Fair Value, Net Asset (Liability), Per Dekatherm	(0.50)
Gas purchase | Discounted Cash Flow | Minimum
Fair Value Measurement Inputs and Valuation Techniques
Fair Value, Net Asset (Liability), Per Dekatherm	(2.59)
Gas purchase | Discounted Cash Flow | Maximum
Fair Value Measurement Inputs and Valuation Techniques
Fair Value, Net Asset (Liability), Per Dekatherm	14.00
Gas purchase | Option Model
Fair Value Measurement Inputs and Valuation Techniques
Fair Value, Net Asset (Liability) | $	$ (4)
Fair Value, Net Asset (Liability), Per Dekatherm	0.73
Fair Value, Net Asset (Liability), Percent	91.00%
Gas purchase | Option Model | Minimum
Fair Value Measurement Inputs and Valuation Techniques
Fair Value, Net Asset (Liability), Per Dekatherm	(2.06)
Fair Value, Net Asset (Liability), Percent	22.00%
Gas purchase | Option Model | Maximum
Fair Value Measurement Inputs and Valuation Techniques
Fair Value, Net Asset (Liability), Per Dekatherm	7.30
Fair Value, Net Asset (Liability), Percent	292.00%
Electricity | Discounted Cash Flow
Fair Value Measurement Inputs and Valuation Techniques
Fair Value, Net Asset (Liability) | $	$ (166)
Fair Value, Net Asset (Liability), Per Megawatt Hour | $ / MWh	23.20
Electricity | Discounted Cash Flow | Minimum
Fair Value Measurement Inputs and Valuation Techniques
Fair Value, Net Asset (Liability), Per Megawatt Hour | $ / MWh	(10.86)
Electricity | Discounted Cash Flow | Maximum
Fair Value Measurement Inputs and Valuation Techniques
Fair Value, Net Asset (Liability), Per Megawatt Hour | $ / MWh	185.54